Legal Proceedings - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 24, 2024	Jul. 07, 2024	Dec. 31, 2019
Commitments And Contingencies [Line Items]
Controlling interest ownership percentage after acquisition			80.00%
Payments to acquire interest in joint venture			$ 4,200
Loss contingency, settlement agreement, investment commitment, period	3 years
Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Loss contingency, settlement agreement, additional fine	$ 244	$ 244
Loss contingency, settlement agreement, minimum investment commitment	$ 455